Cover	May 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39718
Entity Registrant Name	BREEZE HOLDINGS ACQUISITION CORP.
Entity Central Index Key	0001817640
Entity Tax Identification Number	85-1849315
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	955 W. John Carpenter Freeway
Entity Address, Address Line Two	Suite 100-929
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	619
Local Phone Number	500-7747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BREZ
Security Exchange Name	NASDAQ
Rights exchangeable into one-twentieth of one share of common stock
Title of 12(b) Security	Rights exchangeable into one-twentieth of one share of common stock
Trading Symbol	BREZR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	BREZW
Security Exchange Name	NASDAQ